Employee benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Person Company Plan Rate	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€) Rate
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Multiemployer plan and defined contribution costs, employer contribution, accrued premium	€ 75,800,000	€ 75,900,000
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses	€ 0	0	€ 0
Deferred compensation plan liability	127,700,000	111,800,000
Compensation plan assets	€ 129,900,000	€ 113,100,000
Netherlands multi-employer union plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	23,711
Number of full time equivalent employees in multiemployer union plans (in percentage)	54.50%
Number of companies covered by multiemployer plan | Company	1,618
Number of employees covered | Person	184,847
Employer contributions percentage | Rate	28.00%	28.00%	28.00%
Employer contribution under CBA, percentage | Rate	19.50%	18.20%	18.30%
Multi-employer union plan expected contribution	€ 437,000,000.0
Minimal coverage ratio (in percentage)	1.043	1.043
Multiemployer plan coverage ratio | Rate	125.30%	113.10%
Netherlands multi-employer union plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan coverage ratio | Rate	118.10%